STOCKHOLDERS EQUITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
STOCKHOLDERS EQUITY
Balance upon issuance Loan warrants	$ 2,433,000
Preferred stock warrants	28,407,000
Warrant liability, Gross	30,840,000
Change in fair value	(201,000)
Balance on March 31, 2022	30,639,000
Deferred compensation balance recorded at acquisition date		$ 9,680,000
Vested portion of deferred compensation recorded in fiscal year 2021	(2,415,000)	(362,000)
Unamortized deferred compensation balance at June 30, 2021	$ 6,903,000	$ 9,318,000